Inventories (Details 1) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Classes of current inventories [abstract]
Raw materials, consumables and changes in finished goods and work in progress	₨ 71,708		₨ 69,838	₨ 58,268
Inventory write-downs	₨ 4,869	$ 59	₨ 4,584	₨ 2,521